Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Capital Structure

The capital structure as of March 31, 2017 and 2018 was as follows:

	As at March 31,
	2017		2018		% Change
Equity attributable to the equity shareholders of the Company	₹	520,304	₹	482,936	(7.18)%

As percentage of total capital		79%		78%
Current loans and borrowings		122,801		92,991
Non-current loans and borrowings		19,611		45,268

Total loans and borrowings	₹	142,412	₹	138,259	(2.92)%
As percentage of total capital		21%		22%

Total capital (loans and borrowings and equity)	₹	662,716	₹	621,195	(6.27)%